UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-7868
Van Kampen Advantage Municipal Income Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices)       (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 10/31
Date of reporting period: 7/31/09

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Municipal Bonds 187.1%
	Alabama 1.3%
$2,375	Bessemer, AL Governmental Util Svc Corp Wtr Supply Rev Rfdg, Ser A (AGL Insd) (a)	5.000%	06/01/39	$2,292,136
1,450	Healthcare Auth for Baptist Hlth AL, Ser A (b)	6.125	11/15/36	1,477,231
1,900	Huntsville Redstone Vlg, AL Spl Care Fac Fin Auth Redstone Vlg Proj	5.500	01/01/43	1,249,497
4	Mobile, AL Indl Dev Brd Solid Waste Disp Rev Mobile Energy Svc Co Proj Rfdg	6.950	01/01/20	335
1,000	Valley, AL Spl Care Fac Fin Auth Rev Lanier Mem Hosp, Ser A	5.600	11/01/16	895,140

				5,914,339

	Alaska 0.5%
4,250	Northern Tob Sec Corp AK Tob Settlement, Ser A	5.000	06/01/46	2,325,048

	Arizona 5.2%
1,875	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/25	2,029,762
2,810	Arizona St Trans Brd Hwy Rev, Ser B (a)	5.000	07/01/26	3,023,293
4,000	Glendale, AZ Indl Dev Auth John C Lincoln Hlth Rfdg, Ser B	5.000	12/01/37	3,303,000
2,425	Maricopa Cnty, AZ Indl Dev Auth Hlth Fac Rev Catholic Hlthcare West, Ser C (b)	5.000	07/01/38	2,496,174
1,325	Maricopa Cnty, AZ Pollutn Ctl Corp Pollutn Ctl Rev Rfdg AZ Pub Svc Co, Ser B (b)	5.500	05/01/29	1,337,309

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Arizona (continued)
$675	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser C (b)	5.500%	06/01/34	$688,790
800	Navajo Cnty, AZ Pollutn Ctl Corp Rev, Ser E (b)	5.750	06/01/34	808,840
725	Pima Cnty, AZ Indl Dev Auth Indl Rev Lease Oblig Irvington Proj Tucson Rfdg, Ser A (FSA Insd) (b)	7.250	07/15/10	728,893
2,500	Pima Cnty, AZ Indl Dev Auth Wtr & Wastewtr Rev Global Wtr Resh LLC Proj (AMT)	6.550	12/01/37	1,823,275
2,305	Salt Riv Proj AZ Agric Impt & Pwr Dist Elec Sys Rev, Ser A (a)	5.000	01/01/28	2,423,317
2,685	South Campus Group LLC AZ Std Hsg Rev AZ St Univ South Campus Proj (NATL Insd)	5.625	09/01/35	2,499,547
3,800	University Med Ctr Corp AZ Hosp Rev	5.000	07/01/35	3,168,554

				24,330,754

	Arkansas 0.3%
1,930	Arkansas St Cap Apprec College Svg (c)	*	06/01/16	1,576,366

	California 27.4%
6,000	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/19	3,503,580
7,195	Anaheim, CA Pub Fin Auth Lease Rev Cap Apprec Sub Pub Impt Proj, Ser C (FSA Insd)	*	09/01/21	3,601,529

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,300	Anaheim, CA Pub Fin Auth Lease Rev Pub Impt Proj, Ser C (FSA Insd)	6.000%	09/01/16	$1,447,251
2,095	Bay Area Govt Assn CA Rev Tax Alloc CA Redev Pool, Ser A (Syncora Gtd)	5.250	09/01/35	1,698,626
4,000	Bay Area Toll Auth CA Toll Brdg Rev San Francisco Bay Area, Ser F1 (a)	5.000	04/01/39	3,885,360
900	Beverly Hills, CA Uni Sch Dist Cap Apprec 2008 Election	*	08/01/28	330,660
3,000	California Cnty, CA Tob Sec Agy Tob LA Cnty Sec (d)	0.000/5.250	06/01/21	2,136,000
2,050	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.125	06/01/38	1,236,826
1,000	California Cnty, CA Tob Sec Agy Tob Merced Cnty Rfdg, Ser A	5.250	06/01/45	552,970
1,100	California Hlth Fac Fin Auth Rev Catholic Hlthcare West, Ser A	6.000	07/01/34	1,077,659
6,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	4.950	08/01/23	5,243,700
4,000	California Hsg Fin Agy Rev Home Mtg, Ser G (AMT) (a)	5.050	02/01/29	3,321,620
7,100	California Hsg Fin Agy Rev Home Mtg, Ser I (AMT)	4.800	08/01/36	5,318,539
3,550	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.300	08/01/23	3,250,788
4,100	California Hsg Fin Agy Rev Home Mtg, Ser K (AMT) (a)	5.450	08/01/28	3,617,881

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$3,000	California Pollutn Ctl Fin Auth Solid Waste Disp Rev Waste Mgmt Inc Proj, Ser C (AMT) (b)	5.125%	11/01/23	$2,751,990
95	California St (AMBAC Insd)	5.125	10/01/27	94,991
850	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/24	912,815
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/25	1,150,229
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/26	1,141,123
650	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/27	684,577
1,075	California St Dept Wtr Res Wtr Rev Cent Vly Proj, Ser AE (a)	5.000	12/01/28	1,116,936
25	California St (Prerefunded @ 2/01/12)	5.000	02/01/19	27,499
4,000	California St Pub Wks Brd Lease Rev Dept of Corrections St Prisons Rfdg, Ser A (AMBAC Insd)	5.000	12/01/19	4,095,120
3,750	California St Pub Wks Brd Lease Rev Dept of Mental Hlth Coalinga, Ser A	5.000	06/01/24	3,423,262
2,120	California St Pub Wks Brd Lease Rev Var Univ CA Proj Rfdg, Ser A	5.500	06/01/10	2,177,749
1,300	California St Var Purp	5.750	04/01/31	1,336,764
8,920	California St Vet, Ser CD (AMT)	4.600	12/01/32	6,718,187
1,000	California Statewide Cmnty Dev Auth Rev Front Porch Cmnty & Svc, Ser A (e)	5.125	04/01/37	711,620

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$1,450	California Statewide Cmnty Dev Auth Rev Kaiser Permanente, Ser A	5.000%	04/01/19	$1,511,437
445	Daly City, CA Hsg Dev Fin Agy Mobile Home Pk Rev Third Tier Franciscan Rfdg, Ser C	6.500	12/15/47	328,268
2,000	Florin, CA Res Consv Dist Cap Impt Elk Grove Wtr Svc, Ser A (NATL Insd)	5.000	09/01/33	1,645,640
30,000	Foothill/Eastern Corridor Agy CA Toll Rd Rev Cap Apprec Rfdg, Ser A	*	01/15/22	10,567,500
5,000	Foothill/Eastern Tran Corridor Agy CA Toll Rd Rev (NATL Insd)	*	01/15/18	2,553,950
1,220	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	4.500	06/01/27	1,024,727
6,540	Golden St Tob Sec Corp CA Tob Settlement Rev Asset Bkd Sr, Ser A-1	5.750	06/01/47	3,924,981
1,000	Hesperia, CA Pub Fin Auth Rev Redev & Hsg Proj, Ser A (Syncora Gtd)	5.000	09/01/31	773,970
3,950	Los Angeles, CA Dept Wtr & Pwr, Ser A (NATL Insd)	5.125	07/01/40	3,862,903
3,000	Los Angeles, CA Wtr & Pwr Rev Pwr Sys Sub, Ser A-1 (a)	5.250	07/01/38	3,029,640
470	Morongo Band of Mission Indians CA Enterprise Rev Indians Enterprise Casino, Ser B (e)	5.500	03/01/18	407,142

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	California (continued)
$5,500	Port Oakland, CA, Ser L (NATL Insd) (AMT)	5.000%	11/01/32	$4,477,550
2,600	Quechan Indian Tribe Ft Yuma Indian Reservation CA & Govt Proj	7.000	12/01/27	1,829,464
9,000	Riverside Cnty, CA Asset Leasing Corp Leasehold Rev Riverside Cnty Hosp Proj (NATL Insd)	*	06/01/21	4,577,850
1,350	San Francisco, CA City & Cnty Arpt Commn Intl Arpt Rfdg 2nd, Ser A-4 (AMT) (b)	6.500	05/01/19	1,422,914
13,880	San Joaquin Hills, CA Trans Corridor Agy Toll Rd Rev Cap Apprec Rfdg, Ser A (NATL Insd)	*	01/15/28	3,357,433
4,200	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.375	06/01/38	2,641,422
4,300	Tobacco Sec Auth Northn CA Tob Settlement Rev Asset Bkd Bd, Ser A-1	5.500	06/01/45	2,484,239
1,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.000	06/01/37	603,910
14,000	Tobacco Sec Auth Southn CA Tob Settlement Sr, Ser A-1	5.125	06/01/46	7,548,380
2,350	Vernon, CA Elec Sys Rev, Ser A	5.125	08/01/21	2,301,379

				127,440,550

	Colorado 3.7%
1,945	Colorado Ed & Cultural Fac Auth Rev Charter Sch Pinnacle Impt & Rfdg (Syncora Gtd)	5.250	06/01/23	1,794,574

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Colorado (continued)
$1,200	Colorado Hlth Fac Auth Hlth & Residential Care Fac Volunteers of Amer Care, Ser A	5.300%	07/01/37	$830,796
5,425	Colorado Hlth Fac Auth Rev Catholic Hlth, Ser C5 (FSA Insd) (a)	5.000	09/01/36	5,322,305
2,700	Colorado Hlth Fac Auth Rev Hlth Fac Evangelical Lutheran	5.000	06/01/35	2,316,006
2,250	Colorado Hlth Fac Auth Rev Hosp Portercare Adventist Hlth (Prerefunded @ 11/15/11)	6.500	11/15/31	2,542,207
1,000	Colorado Hlth Fac Auth Rev Hosp Valley View Assn Proj	5.125	05/15/37	793,030
15	Colorado Hsg Fin Auth Single Family Pgm Sr, Ser A2 (AMT)	7.250	05/01/27	15,282
1,150	Denver, CO City & Cnty Arpt Rev, Ser D (AMT)	7.750	11/15/13	1,240,700
1,700	Salida, CO Hosp Dist Rev	5.250	10/01/36	1,053,337
1,500	University CO Hosp Auth Rev, Ser A	5.000	11/15/37	1,324,575

				17,232,812

	Connecticut 0.1%
675	Mashantucket Western Pequot Tribe CT 2006 Sub Spl Rev Bd, Ser A (e)	5.500	09/01/36	327,355

	District of Columbia 2.4%
850	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000	10/01/29	866,860

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	District of Columbia (continued)
$1,725	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien Rfdg, Ser A (AGL Insd) (a)	5.000%	10/01/34	$1,718,816
5,500	District Columbia Wtr & Swr Auth Pub Util Rev Sub Lien, Ser A (FSA Insd)	5.500	10/01/41	5,663,570
3,000	Metropolitan Washington DC Arpt Auth Sys, Ser A (NATL Insd) (AMT)	5.250	10/01/32	2,827,320

				11,076,566

	Florida 12.0%
1,000	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/36	714,030
700	Alachua Cnty, FL Indl Dev Rev North FL Retirement Vlg	5.875	11/15/42	486,500
340	Beacon Lakes, FL Cmnty Dev FL Spl Assmt, Ser A	6.000	05/01/38	215,971
250	Beacon Lakes, FL Cmnty Dev FL Spl Assmt Sub, Ser B	6.200	05/01/38	155,600
1,435	Brevard Cnty, FL Hlth Fac Auth Residential Care Fac Rev Buena Vida Estates Inc	6.750	01/01/37	1,130,278
470	Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC Insd)	5.950	07/01/20	487,240
1,305	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/26	1,325,593
1,325	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/27	1,336,328
1,440	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/28	1,444,054
2,500	Florida St Tpk Auth Tpk Rev Dept Trans Rfdg, Ser A (a)	5.000	07/01/32	2,464,688

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,420	Halifax Hosp Med Ctr FL Hosp Rev Impt Rfdg, Ser A	5.250%	06/01/26	$1,257,083
945	Highlands, FL Cmnty Dev Dist Spl Assmt	5.550	05/01/36	482,423
1,075	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.375	10/01/33	974,552
2,425	Hillsborough Cnty, FL Aviation Auth Rev, Ser A (AGL Insd) (AMT) (a)	5.500	10/01/38	2,209,284
800	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Hillsborough Cnty IDA Rfdg (AMBAC Insd) (b)	5.000	12/01/34	809,688
900	Hillsborough Cnty, FL Indl Dev Auth Pollutn Ctl Rev Tampa Elec, Ser B (b)	5.150	09/01/25	912,285
3,980	Jacksonville, FL Port Auth (NATL Insd) (AMT)	5.700	11/01/30	3,782,313
2,780	Jacksonville, FL Port Auth (NATL Insd) (Prerefunded @ 11/01/10) (AMT)	5.700	11/01/30	2,951,359
735	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser A (Acquired 02/19/08, Cost $735,000) (f)	6.800	05/01/38	546,333
475	Main Str Cmnty Dev Dist FL Cap Impt Rev, Ser B (Acquired 02/19/08, Cost $475,000) (f)	6.900	05/01/17	430,037
11,500	Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt (AGC Insd) (AMT)	5.375	10/01/32	10,224,535
670	Midtown Miami, FL Cmnty Dev FL Spl Assmt Rev, Ser A	6.000	05/01/24	502,406

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$5,000	Ocoee, FL Wtr & Swr Sys Rev Impt & Rfdg (AMBAC Insd)	5.125%	10/01/33	$4,750,600
900	Orange Cnty, FL Hlth Fac Auth Rev First Mtg Orlando Lutheran Tower	5.500	07/01/32	599,328
925	Orange Cnty, FL Hlth Fac Auth Rev Hlthcare Orlando Lutheran Rfdg	5.375	07/01/20	735,717
1,250	Palm Beach Cnty, FL Hlth Fac Auth Rev Wtrford Proj	5.875	11/15/37	965,788
2,900	Palm Beach Cnty, FL Solid Waste Auth Rev Impt (BHAC Insd) (a)	5.500	10/01/23	3,201,600
2,100	Port Saint Lucie, FL Spl Assmt Rev Southwest Annexation Dist, Ser 1-B (NATL Insd)	5.000	07/01/33	1,720,215
3,500	Putnam Cnty, FL Dev Auth Pollutn Ctl Rev Rfdg Seminole Proj, Ser A (AMBAC Insd) (b)	5.350	03/15/42	3,570,770
490	Reunion East Cmnty Dev Dist FL Spl Assmt	5.800	05/01/36	254,266
500	Seminole Tribe, FL Spl Oblig Rev, Ser A (e)	5.250	10/01/27	427,750
1,045	Seven Oaks, FL Cmnty Dev Dist II Spl Assmt Rev, Ser A	5.875	05/01/35	592,191
900	Sterling Hill Cmnty Dev Dist FL Cap Impt Rev, Ser A	6.200	05/01/35	759,699
1,000	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.550	05/01/27	730,520
1,550	Tolomato Cmnty, FL Dev Dist Spl Assmt	6.650	05/01/40	1,064,246

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Florida (continued)
$1,180	Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry Riddle Aero, Ser A	5.750%	10/15/29	$1,104,999
575	World Comm Cmnty Dev Dist FL Spl Assmt (g)	5.500/2.000	05/01/38	225,256

				55,545,525

	Georgia 4.5%
4,000	Atlanta, GA Arpt Passenger Fac Charge Rev Gen Sub Lien, Ser C (FSA Insd) (a)	5.000	01/01/33	3,985,199
1,350	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/27	1,350,877
1,450	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/28	1,452,045
1,350	Atlanta, GA Wtr & Wastewtr Rev, Ser A	6.000	11/01/29	1,342,035
5,000	Georgia Muni Elec Auth Pwr Rev, Ser B (FGIC Insd) (c)	5.700	01/01/19	5,961,250
4,000	Private Colleges & Univ Auth GA Rev Emory Univ, Ser B (a)	5.000	09/01/29	4,206,940
1,700	Putnam Cnty, GA Dev Auth Pollutn Ctl Rev GA Pwr Co, Ser 1	5.100	06/01/23	1,717,017
1,000	Richmond Cnty, GA Dev Auth ASU Jaguar Student Hsg LLC, Ser A	5.250	02/01/35	850,820

				20,866,183

	Hawaii 2.1%
10,430	Hawaii St Dept Budget & Fin Spl Purp Rev Hawaiian Elec Co Inc, Ser A (NATL Insd) (AMT)	5.650	10/01/27	9,939,894

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Idaho 0.6%
$850	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.500%	11/01/23	$925,684
1,100	Idaho Hlth Fac Auth Rev Saint Lukes Hlth Sys Proj, Ser A	6.750	11/01/37	1,164,185
970	Idaho Hlth Fac Auth Rev Vly Vista Care Corp Rfdg	6.125	11/15/27	726,452

				2,816,321

	Illinois 19.9%
1,450	Bartlett, IL Tax Increment Rev Rfdg Sr Lien Quarry Redev Proj	5.600	01/01/23	1,011,056
1,710	Bolingbrook, IL Cap Apprec Rfdg, Ser C (NATL Insd)	*	01/01/29	582,272
1,365	Bolingbrook, IL Cap Apprec, Ser B (NATL Insd)	*	01/01/32	360,851
4,250	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd)	5.000	12/01/27	4,390,590
4,425	Chicago, IL Brd Ed Rfdg, Ser C (FSA Insd) (a)	5.000	12/01/27	4,571,401
2,695	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/24	2,759,693
4,505	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/24	4,613,120
6,350	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250	01/01/25	6,491,891
10,650	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd)	5.250	01/01/25	10,887,921

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$1,290	Chicago, IL O’Hare Intl Arpt Rev Gen Arpt Third Lien, Ser A (AGC Insd) (a)	5.250%	01/01/26	$1,312,420
4,400	Chicago, IL O’Hare Intl Arpt Rev, Ser A (FSA Insd) (a)	5.000	01/01/33	4,246,880
2,700	Chicago, IL, Ser A (AGL Insd) (a)	5.250	01/01/25	2,859,880
3,345	Cook Cnty, IL Sch Dist No. 100 Berwyn South, Ser D (FSA Insd)	5.500	12/01/23	3,611,964
1,000	Illinois Dev Fin Auth Rev Cmnty Rehab Providers Fac, Ser A	7.375	07/01/25	1,030,060
1,325	Illinois Fin Auth Hosp Rev Rfdg Kish Hlth Sys Oblig Group	5.500	10/01/22	1,343,934
1,200	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/26	880,620
250	Illinois Fin Auth Rev Christian Homes Inc Rfdg, Ser A	5.750	05/15/31	176,490
1,000	Illinois Fin Auth Rev IL Fin Auth Roosevelt Univ	5.500	04/01/37	895,750
2,400	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.375	08/15/24	2,474,160
1,700	Illinois Fin Auth Rev Northwestn Mem Hosp, Ser A (a)	5.750	08/15/30	1,760,282
2,000	Illinois Fin Auth Rev Resurrection Hlthcare, Ser A (FSA Insd)	5.500	05/15/24	2,001,200
2,140	Illinois Fin Auth Rev Rush Univ Med Ctr Oblig Grp, Ser A	7.250	11/01/38	2,256,052
3,000	Illinois Fin Auth Rev Sherman Hlth Sys, Ser 2007-A	5.500	08/01/37	2,275,110
1,335	Illinois Fin Auth Solid Waste Rev Disp Waste Mgmt Inc Proj, Ser A (AMT)	5.050	08/01/29	1,156,270

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Illinois (continued)
$2,240	Illinois Hlth Fac Auth Rev Children’s Mem Hosp (NATL Insd)	6.250%	08/15/13	$2,420,835
1,485	Illinois Hlth Fac Auth Rev Evangelical Hosp Rfdg, Ser A (FSA Insd) (c)	6.750	04/15/17	1,796,895
825	Illinois Hlth Fac Auth Rev Evangelical Hosp, Ser C (FSA Insd)	6.750	04/15/17	998,275
3,400	Illinois St First Ser (FSA Insd)	5.250	04/01/27	3,492,446
2,070	Northern IL Univ Ctf Part Hoffman Estates Ctr Proj (FSA Insd)	5.400	09/01/16	2,305,049
100	Peoria, Moline & Freeport, IL Coll Mtg, Ser A (GNMA Collateralized) (AMT)	7.600	04/01/27	101,762
5,000	Regional Trans Auth IL, Ser A (AMBAC Insd)	8.000	06/01/17	6,568,900
9,260	Will Cnty, IL Sch Dist No 122 New Lenox Rfdg, Ser B (NATL Insd)	5.250	11/01/20	9,559,283
740	Will Cnty, IL Sch Dist No 122 New Lenox Rfdg, Ser B (NATL Insd) (Prerefunded @ 11/01/11)	5.250	11/01/20	809,634
575	Will-Kankakee Regl Dev Auth IL Multi-Family Hsg Rev Sr Estates Supportive Living (AMT)	7.000	12/01/42	440,260

				92,443,206

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Indiana 3.4%
$4,600	Indiana Hlth & Ed Fac Fin Auth Rev Ascension Hlth Sr Cr B-6 (a)	5.000%	11/15/36	$4,486,196
2,655	Indiana Hlth Fac Fin Auth Hosp Rev Columbus Regl Hosp Rfdg (FSA Insd)	7.000	08/15/15	3,025,240
1,500	Indiana St Dev Fin Auth Rev Exempt Fac Conv Rfdg (AMT)	5.950	08/01/30	1,385,265
1,775	Indiana St Fin Auth Environmental Fac Rev Ind Pwr & LT Co Proj Rfdg, Ser A	4.900	01/01/16	1,789,306
2,000	Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt (AMT)	5.950	12/01/29	1,748,420
2,850	Southwest Parke Cmnty Sch Bldg First Mtg (NATL Insd)	5.250	07/15/21	3,066,344
500	Vigo Cnty, IN Hosp Auth Rev Un Hosp Inc (e)	5.750	09/01/42	356,555

				15,857,326

	Iowa 0.6%
1,600	Pottawattamie Cnty, IA Rev Christian Homes Inc Rfdg, Ser E	5.750	05/15/26	1,174,160
375	Sibley, IA Hlthcare Fac Rev Osceola Cmnty Hosp Proj	6.000	12/01/37	259,279
530	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.375	06/01/38	316,993
2,050	Tobacco Settlement Auth IA Tob Settlement Rev Asset Bkd, Ser C	5.500	06/01/42	1,226,228

				2,976,660

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Kansas 1.9%
$1,500	Burlington, KS Environmental Impt Rev KC Pwr LT Rfdg, Ser B (Syncora Gtd) (b)	5.000%	12/01/23	$1,525,935
2,800	Kansas St Dev Fin Auth Hosp Rev Adventist Hlth	5.750	11/15/38	2,819,180
3,615	Kansas St Dev Fin Auth Rev KS Proj, Ser N (AMBAC Insd)	5.250	10/01/21	3,731,439
800	Olathe, KS Sr Living Fac Rev Catholic Care Campus Inc, Ser A	6.000	11/15/38	578,880

				8,655,434

	Kentucky 2.0%
1,700	Kentucky Econ Dev Fin Auth Louisville Arena Proj Rev Louisville Arena Sub, Ser A-1 (AGL Insd)	5.750	12/01/28	1,773,984
1,810	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/24	1,952,918
2,035	Kentucky St Ppty & Bldg Commn Rev Rfdg Proj No 93 (AGL Insd)	5.250	02/01/25	2,190,881
3,180	Louisville & Jefferson Cnty, KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc	5.250	10/01/36	2,788,987
500	Mount Sterling, KY Lease Rev KY League Cities Fdg, Ser B	6.100	03/01/18	505,255

				9,212,025

	Louisiana 6.1%
5,000	Lafayette, LA Util Rev (NATL Insd)	5.250	11/01/21	5,245,200

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Louisiana (continued)
$2,495	Louisiana Loc Govt Environment Fac Pkg Fac Corp Garage Proj, Ser A (AMBAC Insd)	5.375%	10/01/31	$2,493,204
5,970	Louisiana Loc Govt Environment Southeastn LA Student Hsg, Ser A (NATL Insd)	5.250	08/01/24	5,850,481
2,250	Louisiana St Ctzn Ppty Ins Corp Assmt Rev, Ser C-2 (AGL Insd)	6.750	06/01/26	2,555,392
4,000	New Orleans, LA Rfdg (FGIC Insd)	5.500	12/01/21	3,914,240
6,000	New Orleans, LA Rfdg (NATL Insd)	5.125	09/01/21	6,004,440
2,100	Rapides Fin Auth LA Rev Cleco Pwr Proj (AMT) (b)	5.250	11/01/37	2,076,333

				28,139,290

	Maryland 2.7%
5,000	Maryland St Econ Dev Corp MD Aviation Admin Fac (FSA Insd) (AMT)	5.375	06/01/20	5,073,900
2,000	Maryland St Hlth & Higher Ed Fac Auth Rev MD Inst College of Art	5.000	06/01/40	1,641,120
2,350	Maryland St Hlth & Higher Ed Fac Auth Rev Mercy Med Ctr, Ser A	5.500	07/01/42	2,043,701
4,000	Maryland St Trans Auth Arpt Baltimore/WA Intl Arpt, Ser B (AMBAC Insd) (AMT)	5.125	03/01/24	3,785,440

				12,544,161

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts 4.1%
$1,200	Massachusetts Bay Tran Auth MA Gen Tran Sys Rfdg, Ser A	6.250%	03/01/12	$1,353,912
2,000	Massachusetts Muni Whsl Elec Co Pwr Supply Sys Rev Proj No. 6-A, Ser A (NATL Insd)	5.250	07/01/16	2,080,840
450	Massachusetts St Dev Fin Agy Rev Linden Ponds Inc Fac, Ser A	5.750	11/15/35	281,147
370	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000	07/01/31	418,196
1,380	Massachusetts St Hlth & Ed Fac Auth Rev Hlthcare Sys Covenant (Prerefunded @ 1/01/12)	6.000	07/01/31	1,386,279
1,855	Massachusetts St Hlth & Ed Fac Auth Rev Saint Mem Med Ctr, Ser A	6.000	10/01/23	1,316,994
2,950	Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Mem Issue, Ser D	5.000	07/01/33	2,425,756
2,500	Massachusetts St Hsg Fin Agy Hsg Rev Single Family, Ser 130 (AMT)	5.000	12/01/37	2,278,075
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.900	12/01/29	813,676
925	Massachusetts St Indl Fin Agy Wtr Treatment Amern Hingham (AMT)	6.950	12/01/35	788,960

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Massachusetts (continued)
$6,590	Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev, Ser A (AMBAC Insd) (a)	4.500%	08/15/35	$6,122,209

				19,266,044

	Michigan 4.2%
2,450	Detroit, MI Sew Disp Rev Sr Lien Rfdg, Ser C-1 (FSA Insd)	7.000	07/01/27	2,795,328
2,790	Detroit, MI Wtr Supply Sys Rev Sr Lien Rfdg, Ser C (NATL Insd)	5.250	07/01/19	2,807,521
2,000	Grand Rapids, MI Wtr Supply (NATL Insd)	5.750	01/01/15	2,113,160
3,325	Kent Hosp Fin Auth MI Rev Metro Hosp Proj, Ser A	6.000	07/01/35	2,389,345
1,000	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.250	01/15/47	1,024,680
500	Kent Hosp Fin Auth MI Rev Spectrum Hlth, Ser A (b)	5.500	01/15/47	517,580
3,000	Michigan Tob Settlement Fin Auth Tob Settlement Asset Sr, Ser A	6.000	06/01/48	1,817,400
2,285	Taylor, MI Bldg Auth (AMBAC Insd)	6.000	03/01/13	2,577,183
3,090	Troy, MI Downtown Dev Auth Dev Rfdg (NATL Insd)	5.500	11/01/15	3,339,270

				19,381,467

	Minnesota 1.3%
475	Chisago, MN Hlthcare Fac Rev Cdl Homes LLC Proj	6.000	08/01/42	366,719
1,000	Meeker Cnty, MN Gross Rev Hosp Fac Mem Hosp Proj	5.625	11/01/22	914,230
2,050	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.375	11/15/23	2,198,932

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Minnesota (continued)
$1,350	Minneapolis, MN Hlthcare Sys Rev Fairview Hlth Svc, Ser A	6.625%	11/15/28	$1,438,952
225	North Oaks, MN Sr Hsg Rev Presbyterian Homes North Oaks	6.000	10/01/27	194,884
900	Saint Paul, MN Hsg & Redev Auth Hlthcare Fac Rev Hlth Partners Oblig Grp Proj	5.250	05/15/36	740,376

				5,854,093

	Mississippi 0.7%
1,405	Mississippi Dev Bk Spl Oblig Cap Proj & Equip Acquisition, Ser A2 (AMBAC Insd)	5.000	07/01/24	1,232,410
1,845	Mississippi Dev Bk Spl Oblig MS Ltd Oblig Hosp Impt (NATL Insd)	5.250	07/01/32	1,846,845

				3,079,255

	Missouri 4.3%
325	Cape Girardeau Cnty, MO Indl Dev Auth Hlthcare Fac Rev Southeast MO Hosp Assoc	5.625	06/01/27	295,519
1,700	Cass Cnty, MO Hosp Rev	5.625	05/01/38	1,340,824
1,250	Cole Cnty, MO Indl Dev Auth Sr Living Fac Rev Lutheran Sr Svc Heisinger Proj	5.500	02/01/35	984,112
930	Maryland Heights, MO Tax Increment Rev South Heights Redev Proj Rfdg, Ser A	5.500	09/01/18	827,840
4,625	Missouri Jt Mun Elec Util Comnty Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000	01/01/27	4,170,871

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Missouri (continued)
$1,000	Missouri Jt Muni Elec Util Comnty Pwr Proj Rev Plum Point Proj (NATL Insd)	5.000%	01/01/26	$913,990
2,500	Missouri St Dev Fin Brd Infrastructure Fac Rev Crackerneck Creek Proj, Ser C	5.000	03/01/26	2,433,950
2,195	Missouri St Hlth & Ed Fac Rev Univ MO Columbia Arena Proj	5.000	11/01/16	2,351,504
1,500	Saint Louis Cnty, MO Mtg Rev Ctf Rcpt, Ser H (AMT) (c)	5.400	07/01/18	1,707,390
700	Saint Louis, MO Indl Dev Auth Tax Increment & Cmnty Impt Dist Loughborough Com Redev Rfdg	5.750	11/01/27	546,434
2,600	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.550	07/01/29	2,195,050
2,925	Springfield, MO Pub Bldg Corp Leasehold Rev Springfield Branson Arpt, Ser B (AMBAC Insd) (AMT)	4.600	07/01/36	2,296,184

				20,063,668

	Nebraska 1.1%
5,235	Omaha Pub Pwr Dist NE Elec Rev Sys, Ser A (a)	5.000	02/01/34	5,238,638

	Nevada 3.5%
2,000	Clark Cnty, NV Econ Dev Rev Alexander Dawson Sch Proj	5.375	05/15/33	1,900,760

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Nevada (continued)
$7,000	Clark Cnty, NV Indl Dev Rev Southwest Gas Corp Proj, Ser A (AMBAC Insd) (AMT)	5.250%	07/01/34	$5,666,290
4,375	Las Vegas Vly, NV Wtr Dist Rfdg, Ser B (NATL Insd)	5.000	06/01/27	4,328,887
2,945	Nevada Hsg Div Single Family Mtg Rev, Ser A (GNMA Collateralized) (AMT)	5.875	04/01/38	3,007,846
1,750	Reno, NV Hosp Rev Renown Regl Med Ctr Proj, Ser A	5.250	06/01/37	1,433,478

				16,337,261

	New Hampshire 1.0%
1,000	New Hampshire Hlth & Ed Fac Auth Rev Derryfield Sch (Prerefunded @ 7/01/10)	7.000	07/01/30	1,074,080
1,400	New Hampshire Hlth & Ed Fac Hlthcare Sys Covenant Hlth	5.500	07/01/34	1,256,808
570	New Hampshire St Business Fin Auth Pollutn Ctl Rev the Utd Illum, Ser A (AMT) (b)	6.875	12/01/29	606,537
800	New Hampshire St Business Fin Auth Pollutn Ctl Rev Utd Illum Co Proj (AMT) (b)	7.125	07/01/27	823,504
900	New Hampshire St Business Fin Auth Wtr Fac Rev Pennichuck Wtrwks Inc (AMBAC Insd) (AMT)	6.300	05/01/22	900,549

				4,661,478

	New Jersey 8.2%
1,000	New Jersey Econ Dev Auth Rev Cig Tax	5.500	06/15/31	801,030
415	New Jersey Econ Dev Auth Rev Cig Tax	5.750	06/15/34	336,013

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New Jersey (continued)
$6,625	New Jersey Econ Dev Auth Rev Mtr Veh Rev, Ser A (BHAC Insd) (a)	5.250%	07/01/26	$7,392,771
2,500	New Jersey Hlthcare Fac Fin Auth Rev Gen Hosp Ctr at Passaic (FSA Insd) (c)	6.750	07/01/19	3,142,250
1,650	New Jersey Hlthcare Fac Fin Auth Rev Saint Peter’s Univ Hosp Oblig	5.750	07/01/37	1,351,894
4,000	New Jersey St Hsg & Mtg Fin Agy Rev Single Family Hsg, Ser X (AMT)	5.100	10/01/23	4,018,800
10,750	Salem Cnty, NJ Indl Pollutn Ctl Fin Auth Rev Pollutn Ctl Pub Svc Elec & Gas, Ser A (NATL Insd) (AMT)	5.450	02/01/32	9,950,307
20,565	Tobacco Settlement Fin Corp NJ, Ser 1A	5.000	06/01/41	11,134,097

				38,127,162

	New Mexico 0.7%
1,500	Jicarilla, NM Apache Nation Rev Adj, Ser A (Acquired 10/23/03, Cost $1,514,910) (f)	5.000	09/01/18	1,554,570
1,500	New Mexico St Hosp Equip Ln Council Hosp Rev Presbyterian Hlthcare Svc, Ser A (a)	6.375	08/01/32	1,600,987

				3,155,557

	New York 8.0%
7,000	Metropolitan Trans Auth NY Rev Rfdg, Ser A (NATL Insd)	5.250	11/15/31	7,018,270
2,000	Metropolitan Transn Auth NY Dedicated Tax Fd, Ser B	5.250	11/15/29	2,065,680

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	New York (continued)
$2,000	New York City Indl Dev Agy Rev Liberty 7 World Trade Ctr Proj, Ser B	6.750%	03/01/15	$1,813,520
5,000	New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev, Ser D (a)	5.000	06/15/38	4,987,100
5,440	New York City, Ser I-1 (a)	5.000	02/01/26	5,576,272
3,845	New York St Dorm Auth Rev Secd Hosp Gen Hosp Rfdg	5.750	02/15/20	4,026,792
1,000	New York St Mtg Agy Homeowner Mtg Rev 145 (AMT)	5.125	10/01/37	935,680
2,000	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/26	2,107,670
2,250	New York St Twy Auth St Pers Income Tax Rev Trans, Ser A (a)	5.000	03/15/27	2,354,871
5,000	New York St Urban Dev Corp Rev St Fac Rfdg	5.700	04/01/20	5,787,450
675	Seneca Nation Indians Cap Impt Auth NY Spl Oblig, Ser A (e)	5.000	12/01/23	505,683

				37,178,988

	North Carolina 0.5%
1,500	North Carolina Eastn Muni Pwr Agy Pwr Sys Rev, Ser D	6.700	01/01/19	1,527,630
895	North Carolina Med Care Commn Retirement Fac Rev First Mtg Southminster Proj, Ser A	5.750	10/01/37	647,371

				2,175,001

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio 8.3%
$2,850	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	5.750%	06/01/34	$1,842,553
1,900	Buckeye, OH Tob Settlement Fin Auth Asset Bkd Sr Turbo, Ser A-2	6.500	06/01/47	1,213,169
3,150	Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc Proj	7.500	01/01/30	3,195,014
1,000	Dayton, OH Arpt Rev James M Cox Dayton Rfdg, Ser C (Radian Insd) (AMT)	5.250	12/01/27	807,900
3,600	Lorain Cnty, OH Hosp Rev Catholic Rfdg, Ser C-1 (FSA Insd) (a)	5.000	04/01/24	3,747,564
3,325	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser A (FSA Insd) (a)	5.000	02/01/24	3,461,259
3,350	Lorain Cnty, OH Hosp Rev Fac Catholic, Ser B (FSA Insd) (a)	5.000	02/01/24	3,487,316
1,625	Montgomery Cnty, OH Rev Catholic Hlth, Ser C-1 (FSA Insd) (a)	5.000	10/01/41	1,521,544
1,740	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.000	11/15/28	1,791,330
1,100	Montgomery Cnty, OH Rev Miami Vly Hosp, Ser A	6.250	11/15/39	1,122,649
3,515	Muskingum Cnty, OH Hosp Fac Rev Bethesda Care Sys Impt & Rfdg (Connie Lee Insd)	6.250	12/01/10	3,521,397
5,000	Ohio St Air Quality Dev Auth Rev Dayton Pwr (FGIC Insd) (AMT) (a)	4.800	09/01/36	4,649,350

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Ohio (continued)
$1,500	Ohio St Air Quality Dev Auth Rev Pollutn Ctl First Energy Rfdg, Ser C	5.625%	06/01/18	$1,533,270
2,250	Ohio St Higher Ed Fac Commn Rev Univ Hosp Hlth Sys, Ser 2009A	6.750	01/15/39	2,316,915
2,760	Ohio St Hsg Fin Agy Residential Mtg Rev Mtg Bkd Sec Pgm, Ser F (GNMA Collateralized) (a)	5.500	09/01/39	2,793,755
1,050	Ohio St Wtr Dev Auth Pollutn Ctl Fac Rev Rfdg Firstenergy, Ser A (b)	5.875	06/01/33	1,092,263
300	Toledo Lucas Cnty, OH Port Auth Northwest Bd Fd, Ser A (AMT) (c)	6.000	05/15/11	299,124

				38,396,372

	Oklahoma 1.3%
1,650	Chickasaw Nation, OK Hlth Sys (e)	6.250	12/01/32	1,403,836
1,500	Jenks, OK Aquarium Auth Rev First Mtg (NATL Insd) (Prerefunded @ 7/01/10)	6.100	07/01/30	1,593,165
2,755	Tulsa Cnty, OK Pub Fac Auth Cap Impt Rev (AMBAC Insd) (Prerefunded @ 11/01/09)	6.250	11/01/22	2,851,012

				5,848,013

	Oregon 1.0%
2,010	Emerald Peoples Util Dist OR Rfdg (NATL Insd)	7.350	11/01/09	2,039,788

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Oregon (continued)
$2,500	Oregon St Dept Admin Rfdg, Ser C (NATL Insd)	5.250%	11/01/18	$2,649,550

				4,689,338

	Pennsylvania 0.6%
3,000	Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys West PA, Ser A	5.000	11/15/28	1,925,130
1,125	Pennsylvania Econ Dev Fin Auth Exempt Fac Rev Reliant Energy, Ser B (AMT)	6.750	12/01/36	1,053,664

				2,978,794

	South Carolina 6.6%
3,125	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250	12/01/25	3,228,375
9,375	Charleston Ed Excellence Fin Corp SC Rev Charleston Cnty Sch Dist	5.250	12/01/26	9,638,531
3,115	Greenville, SC Impt & Rfdg (NATL Insd)	5.250	04/01/21	3,158,267
1,100	South Carolina Jobs Econ Dev Auth Hlth Fac Rev First Mtg Wesley Com Rfdg	5.300	10/01/36	711,128
2,200	South Carolina Jobs Econ Dev Auth Hosp Fac Rev Palmetto Hlth Alliance Rfdg, Ser A	6.250	08/01/31	2,065,316
1,000	South Carolina Jobs Econ Dev Auth Hosp Rev Rfdg & Impt Anmed Hlth, Ser B (AGL Insd)	5.500	02/01/38	1,002,930
6,500	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser A (AMBAC Insd)	5.200	11/01/27	6,557,395

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	South Carolina (continued)
$3,750	South Carolina Jobs Econ Dev Auth Indl Rev Elec & Gas Co Proj, Ser B (AMBAC Insd) (AMT)	5.450%	11/01/32	$3,367,463
750	South Carolina Jobs Econ Dev Auth Rev Woodlands At Furman Proj, Ser A	6.000	11/15/42	473,783
280	Tobacco Settlement Rev Mgmt Auth SC Tob Settlement Rev Rfdg	5.000	06/01/18	279,983

				30,483,171

	South Dakota 0.5%
1,375	Deadwood, SD Ctf Partn (ACA Insd)	6.375	11/01/20	1,391,514
1,000	South Dakota St Hlth & Ed Fac Auth Rev Children’s Care Hosp Rfdg (Prerefunded @ 11/01/09)	6.125	11/01/29	1,024,360

				2,415,874

	Tennessee 4.8%
2,130	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.000	10/01/25	1,658,247
2,595	Chattanooga, TN Hlth Ed & Hsg Fac Brd Rev CDFI Phase I LLC Proj Rfdg, Ser A	5.125	10/01/35	1,837,078
1,270	Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp First Mtg Impt & Rfdg, Ser B (Prerefunded @ 7/01/12)	8.000	07/01/33	1,475,715

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Tennessee (continued)
$12,525	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev Cap Apprec First Mtg Rfdg, Ser A (NATL Insd)	*	07/01/26	$4,101,061
4,800	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth Rfdg, Ser A (NATL Insd) (Prerefunded @ 7/01/12)	7.500%	07/01/25	5,472,672
5,625	Johnson City, TN Hlth & Ed Fac Brd Hosp Rev First Mtg Mtn St Hlth, Ser A	5.500	07/01/36	4,461,019
3,100	Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev Methodist, Ser B (FSA Insd) (a)	5.250	09/01/27	3,179,530

				22,185,322

	Texas 21.6%
1,750	Alliance Arpt Auth Inc TX Spl Fac Rev FedEx Corp Proj Rfdg (AMT)	4.850	04/01/21	1,494,552
2,000	Brazos Cnty, TX Hlth Fac Dev Oblig Grp	5.375	01/01/32	1,719,420
330	Brownsville, TX Util Sys Rev (c)	7.375	01/01/10	337,940
830	Dallas Cnty, TX Flood Ctl Dist Rfdg	6.750	04/01/16	860,046
1,400	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/18	1,508,052
1,600	Dallas, TX Civic Ctr Rfdg & Impt (AGL Insd)	5.000	08/15/19	1,709,072
8,000	Dallas-Fort Worth, TX Intl Arpt Rev Impt & Rfdg, Ser A (BHAC Insd) (AMT)	5.500	11/01/31	7,828,480

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$775	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	5.750%	11/01/18	$776,573
1,500	Dallas-Fort Worth, TX Intl Arpt Rev Jt, Ser C (NATL Insd) (AMT)	6.000	11/01/23	1,502,415
5,850	El Paso Cnty, TX Hosp Dist, Ser A (AGL Insd) (a)	5.000	08/15/37	5,703,633
1,000	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Mem Hermann Hlthcare, Ser A (Prerefunded @ 6/01/11)	6.375	06/01/29	1,110,670
925	Harris Cnty, TX Hlth Fac Dev Corp Hosp Rev Rfdg Mem Hermann Hlthcare Sys, Ser B	7.250	12/01/35	1,003,172
4,350	Harris Cnty, TX Sr Lien Toll Rd, Ser A (a)	5.000	08/15/32	4,380,668
3,000	Houston, TX Arpt Sys Rev Sub Lien, Ser A (FSA Insd) (AMT)	5.625	07/01/30	2,922,510
9,425	Houston, TX Util Sys Rev Comb First Lien Rfdg, Ser A (FSA Insd) (a)	5.000	11/15/36	9,327,593
3,700	Judson, TX Indpt Sch Dist Sch Bldg (AGL Insd) (a)	5.000	02/01/37	3,682,055
5,000	Matagorda Cnty, TX Navig Dist No. 1 Rev Houston Lt Rfdg (AMBAC Insd) (AMT)	5.125	11/01/28	4,091,600
1,350	Mc Lennan Cnty, TX Pub Fac Corp Proj Rev	6.625	06/01/35	1,403,622
2,000	Mesquite, TX Hlth Fac Dev Corp Retirement Fac Christian Care Ctr, Ser A (Prerefunded @ 2/15/10)	7.625	02/15/28	2,096,140

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$1,410	Mesquite, TX Hlth Fac Dev Retirement Fac Christian Care Ctr	5.625%	02/15/35	$1,037,605
3,500	Metropolitan Hlth Fac Dev Corp TX Wilson N Jones Mem Hosp Proj	7.250	01/01/31	2,955,645
1,000	Mission, TX Econ Dev Corp Solid Waste Disp Rev Waste Mgmt Inc Proj (AMT) (b)	6.000	08/01/20	1,035,670
500	North Central, TX Hlth Fac Dev Corp Rev Hosp Baylor Hlthcare Sys Proj, Ser A	5.125	05/15/29	492,325
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	5.625	01/01/28	1,013,660
1,000	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/26	1,049,060
1,250	North TX Twy Auth Rev Rfdg Sys First Tier, Ser B	6.000	01/01/27	1,306,138
1,750	North TX Twy Auth Rev Sys First Tier Rfdg, Ser L-2 (b)	6.000	01/01/38	1,843,520
3,200	North TX Twy Auth Rev Toll Second Tier Rfdg, Ser F	5.750	01/01/33	3,103,776
3,960	Stafford, TX Econ Dev Corp (NATL Insd)	5.500	09/01/30	3,996,432
1,990	Stafford, TX Econ Dev Corp (NATL Insd)	6.000	09/01/19	2,247,028
1,000	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.625	11/15/27	802,650

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Texas (continued)
$2,800	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckingham Sr Living Cmnty Inc	5.750%	11/15/37	$2,098,964
8,500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac Buckner Retirement Svcs Inc Proj	5.250	11/15/37	6,926,395
500	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Retirement Fac CC Young Mem Hom Proj	5.750	02/15/25	405,110
3,600	Tarrant Cnty, TX Cultural Ed Fac Fin Corp Rev Christus Hlth Rfdg, Ser A (AGL Insd)	6.250	07/01/28	3,859,056
6,450	Texas St Trans Commn Mobility Fd (a)	5.000	04/01/28	6,806,878
3,510	Texas St Wtr Fin Assistance	5.500	08/01/35	3,510,000
3,100	Tyler, TX Hlth Fac Dev Corp Hosp Rev Rfdg & Impt East TX Med Ctr Rfdg, Ser A	5.375	11/01/37	2,438,925

				100,387,050

	Utah 0.9%
4,950	Intermountain Pwr Agy UT Pwr Supply Rev Rfdg, Ser A (FGIC Insd) (c)	*	07/01/17	3,705,916
875	Utah St Charter Sch Fin Auth Charter Sch Rev Summit Academy, Ser A	5.800	06/15/38	636,904

				4,342,820

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Virginia 1.1%
$550	Lexington, VA Indl Dev Auth Residential Care Fac Rev Mtg Kendal at Lexington, Ser A	5.500%	01/01/37	$371,619
1,465	Richmond, VA Indl Dev Auth Govt Fac Rev Bd (AMBAC Insd)	5.000	07/15/17	1,536,067
1,520	Tobacco Settlement Fin Corp VA	5.500	06/01/26	1,700,591
2,000	White Oak Vlg Shops VA Cmnty Dev Auth Spl Assmt Rev	5.300	03/01/17	1,682,580

				5,290,857

	Washington 1.2%
1,500	Kalispel Tribe Indians Priority Dist WA Rev	6.625	01/01/28	1,130,355
3,000	Spokane, WA Pub Fac Dist Hotel Motel & Sales Use Tax (NATL Insd)	5.250	09/01/33	2,995,800
1,720	Washington St Hsg Fin Commn Nonprofit Rev Custodial Rcpt Wesley Homes, Ser 2007A-2027 (Acquired 05/07/08, Cost $1,720,000) (f)	6.000	01/01/27	1,435,495

				5,561,650

	West Virginia 0.9%
2,500	Harrison Cnty, WV Cnty Cmnty Solid Waste Disp Rev Allegheny Energy Rfdg, Ser D (AMT)	5.500	10/15/37	2,132,900
1,100	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.000	10/01/20	1,015,058
1,270	West Virginia St Hosp Fin Auth Hosp Rev Thomas Hlth Sys	6.250	10/01/23	1,141,032

				4,288,990

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wisconsin 2.8%
$500	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj Rfdg, Ser A (AMT)	5.375%	11/01/21	$475,610
460	Superior, WI Collateralized Util Rev Superior Wtr Lt & Pwr Proj, Ser B (AMT)	5.750	11/01/37	406,967
3,100	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.300	09/01/23	3,148,732
3,600	Wisconsin Hsg & Econ Dev Auth Home Ownership Rev, Ser A (AMT) (a)	5.500	09/01/28	3,613,806
1,125	Wisconsin St Gen Rev Appropriation Rev, Ser A	5.375	05/01/25	1,201,005
1,340	Wisconsin St Hlth & Ed Fac Auth Rev Prohealth Care Inc Oblig Grp	6.625	02/15/39	1,390,263
2,675	Wisconsin St Hlth & Ed Fac FH Hlthcare Dev Inc Proj (Prerefunded @ 11/15/09)	6.250	11/15/28	2,746,797

				12,983,180

	Wyoming 0.5%
2,790	Sweetwater Cnty, WY Solid Waste Disp Rev FMC Corp Proj Rfdg (AMT)	5.600	12/01/35	2,275,747

	Puerto Rico 0.7%
3,125	Puerto Rico Sales Tax Fin Corp Sales Tax Rev First Sub, Ser A (b)	5.000	08/01/39	3,178,469

	Total Long-Term Investments 187.1% (Cost $930,311,332)			869,044,074

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued

Description	Value

Total Short-Term Investments 2.5% (Cost $11,900,000)	$11,900,000

Total Investments 189.6% (Cost $942,211,332)	880,944,074

Liability for Floating Rate Note Obligations Related to Securities Held (24.2%) (Cost ($112,375,000))

(112,375) Notes with interest rates ranging from 0.29% to 1.06% at July 31, 2009 and contractual maturities of collateral ranging from 2023 to 2041(h)	(112,375,000)

Total Net Investment 165.4% (Cost $829,836,332)	768,569,074

Other Assets in Excess of Liabilities of 2.4%	10,942,183

Preferred Shares (including accrued distributions) (67.8%)	(315,027,141)

Net Assets Applicable to Common Shares 100.0%	$464,484,116

Percentages are calculated as a percentage of net assets applicable to common shares.

*	Zero coupon bond

(a)	Underlying security related to Inverse Floaters entered into by the Trust.

(b)	Variable Rate Coupon

(c)	Escrowed to Maturity

(d)	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date.

(e)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(f)	Securities are restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 0.9% of net assets applicable to common shares.

(g)	Interest is accruing at less than the stated coupon. Coupon is shown as stated coupon/actual coupon.

(h)	Floating rate notes. The interest rate shown reflects the rates in effect at July 31, 2009.

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
ACA — American Capital Access

AGC — AGC Insured Custody Certificates

AGL — Assured Guaranty Ltd.

AMBAC — AMBAC Indemnity Corp.

AMT — Alternative Minimum Tax

BHAC — Berkshire Hathaway Assurance Corp.

Connie Lee — Connie Lee Insurance Co.

FGIC — Financial Guaranty Insurance Co.

FSA — Financial Security Assurance Inc.

GNMA — Government National Mortgage Association

Radian — Radian Asset Assurance

Syncora Gtd — Syncora Guaranteed Limited
Security Valuation Municipal bonds are valued by independent pricing services or dealers using the mean of the last reported bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.
Fair Value Measurements The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.

Level 1	—	quoted prices in active markets for identical investments

Level 2	—	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3	—	significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen Advantage Municipal Income Trust II
Portfolio of Investments ■ July 31, 2009 (Unaudited) continued
The following is a summary of the inputs used as of July 31, 2009 in valuing the Trust’s investments carried at value.

	Level 1	Level 2	Level 3

			Significant
	Quoted	Other Significant	Unobservable
Investment Type	Prices	Observable Inputs	Inputs	Total

Assets:
Municipal Bonds
Issued by States of the United States and Political Subdivisions of the United Sates.	$—	$869,044,074	$—	$869,044,074

Short-Term Investments	—	11,900,000	—	11,900,000

Total Assets	$—	$880,944,074	$—	$880,944,074

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen Advantage Municipal Income Trust II

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date: September 17, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date: September 17, 2009

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date: September 17, 2009